Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 408
Additions	61
Usage	(35)
Reversals	(26)
Ending balance	408
Current	81	$ 53
Non-current	327	355
Total other provisions	408	408
AROs
Reconciliation of changes in other provisions [abstract]
Beginning balance	202
Additions	7
Usage	(7)
Reversals	(20)
Ending balance	182
Current	22
Non-current	160
Total other provisions	182	202
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	206
Additions	54
Usage	(28)
Reversals	(6)
Ending balance	226
Current	59
Non-current	167
Total other provisions	$ 226	$ 206